Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of the Number and Weighted Average Exercise Prices Movements in Stock Options

The following table illustrates the number and weighted average exercise prices of, and movements in, stock options during the year:

		Weighted		Weighted		Weighted
		average		average		average
	2024	exercise price	2023	exercise price	2022	exercise price
	Number stock options	€	Number stock options	€	Number stock options	€
Outstanding January 1,	3,830,652	9.46	3,181,538	9.69	2,470,295	9.18
Granted	860,000	19.79	936,000	6.53	742,500	16.12
Exercised	(514,356)	3.41	(241,825)	1.45	(31,257)	2.38
Forfeited	(307,108)	14.79	(45,061)	8.90	—	—
Outstanding December 31,	3,869,188	12.36	3,830,652	9.46	3,181,538	9.69

Summary of the Number and Weighted Average Purchase Prices Movements in Unvested RSU

The following table illustrates the number of and movements in unvested RSUs during the year:

	2024	2023	2022
	Number RSUs	Number RSUs	Number RSUs
Outstanding January 1,	1,033,814	795,694	259,714
Granted	728,784	528,004	681,588
Vested and settled	(294,238)	(209,671)	(65,846)
Forfeited	(195,570)	(80,213)	(79,762)
Outstanding December 31,	1,272,790	1,033,814	795,694

Summary of Fair Value Per Option at Each Grant/Measurements Date Using the Black-Scholes Formula

The input used in the measurement of the fair value per option at each grant/measurements date using the Black-Scholes formula (including the related number of options and the fair value of the options) were as follows:

	August 1,	April 15,	April 11,	April 11,	November 15,	April 6,	June 1,	April 1,
	2024	2024	2024	2024	2023	2023	2022	2022

Number of options	75,000	230,000	70,000	485,000	90,000	846,000	120,000	552,500
Fair value of the options (€)	€11.65	€15.41	€16.83	€16.90	€12.27	€5.92	€11.89	€11.50
Fair value of the ordinary shares (€)	€14.43	€18.97	€20.80	€20.80	€15.12	€7.36	€16.88	€16.42
Exercise price (€)	€14.43	€18.97	€20.80	€20.80	€15.12	€7.36	€16.88	€16.42
Expected volatility (%)	100%	100%	105%	100%	100%	100%	80%	80%
Expected life (years)	6.1	6.1	5.5	6.1	6.1	6.1	6.1	6.1
Risk-free interest rate (%)	4.0%	4.7%	4.7%	4.7%	4.6%	3.6%	3.0%	2.6%
Expected dividend yield	—	—	—	—	-	-	-	-